Pledged assets (Tables)	12 Months Ended
Dec. 31, 2017
Pledged assets [Abstract]
Assets pledged as collateral

(a) Assets pledged as collateral as of December 31, 2016 and 2017 are as follows:

	2016		2017
Loans	~~W~~	76,432	99,158
Securities
Trading assets		10,761,284	12,660,710
Financial assets designated at fair value through profit or loss		580,837	587,380
Available-for-sale financial assets		2,290,029	1,968,870
Held-to-maturity financial assets		8,011,985	10,508,112

		21,644,135	25,725,072

Deposits		701,366	1,501,661
Real estate		61,711	157,485

	~~W~~	22,483,644	27,483,376

The carrying amounts of asset pledged that the pledgees have the right to sell or repledge regardless of the Group’s default as of December 31, 2016 and 2017 are ~~W~~8,877,166 million and ~~W~~9,688,816 million, respectively.

The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger’s default

(b) The fair value of collateral held that the Group has the right to sell or repledge regardless of pledger’s default as of December 31, 2016 and 2017 are as follows:

	2016
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	7,667,417	3,749,791
Others		200	—

	2017
	Collateral held
	Assets pledged as collateral		Assets received as collateral
Securities	~~W~~	8,779,621	3,749,516